Loans payable, net (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Components of loans payable
As of March 31, 2023 and December 31, 2022 loans payable consisted of the refundable government loans. The following table shows the component of loans payable (in thousands):
	March 31,	December 31,
	2023	2022
Loan payable, beginning of period	$28,941	$29,844
Financing of Directors and Officers Insurance	—	2,893
Venture Loan	—	20,000
Payments*	(881)	(1,893)
Interest and final fee on Venture Loan	—	1,808
Repayment of the Venture Loan	—	(21,808)
Foreign exchange (gain) loss	46	(1,903)
Loan payable, end of period	$28,106	$28,941
Discount, beginning of period	$(19,459)	$(17,391)
Interest expense	437	2,483
Non-cash interest income from SIF	—	(5,673)
Foreign exchange (gain) loss	(34)	1,122
Total discount, end of period	$(19,056)	$(19,459)

Total loans payable, end of period	$9,050	$9,482
Short-term portion	790	1,671
Long-term portion	8,260	7,811
Total loans payable	$9,050	$9,482

*
For the three months ended March 31, 2023, the Company paid $0.9 million for Directors and Officers Insurance. For the year ended December 31, 2022, the Company paid $1.5 million for Directors and Officers Insurance and $0.4 million for the repayment of the Technology Partnerships Canada loan.

The following table shows the component of loans payable (in thousands):
	December 31,	December 31,
	2022	2021
Loan payable, beginning of period	$29,844	$13,624
SIF contribution	—	16,786
Financing of Directors and Officers Insurance	2,893	—
	December 31,	December 31,
	2022	2021
Venture Loan	20,000	—
Payments*	(1,893)	(399)
Interest and final fee on Venture Loan	1,808	—
Repayment of the Venture Loan	(21,808)	—
Foreign exchange (gain) loss	(1,903)	(167)
Loan payable, end of period	$28,941	$29,844
Discount, beginning of period	$(17,391)	$(11,948)
SIF discount on additional contribution	—	(7,167)
Interest expense	2,483	1,728
Non-cash interest income from SIF	(5,673)	—
Foreign exchange (gain) loss	1,122	(4)
Discount, end of period	$(19,459)	$(17,391)

Total loans payable, net	$9,482	$12,453
Short-term portion	1,671	220
Long-term portion	7,811	12,233
Total loans payable, net	$9,482	$12,453

*
For the year ended December 31, 2022, the Company paid $1.5 million for Directors and Officers Insurance and $0.4 million for the repayment of the TPC government loans. For the year ended December 31, 2021, the Company paid $0.4 million for the TPC government loan.